Geographic Information (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Geographic Information (Details) - Schedule of property and equipment [Line Items]
Property and equipment	$ 71,360	$ 66,140
ISRAEL
Geographic Information (Details) - Schedule of property and equipment [Line Items]
Property and equipment	27,944	28,396
North America [Member]
Geographic Information (Details) - Schedule of property and equipment [Line Items]
Property and equipment	8,245	7,741
APAC [Member]
Geographic Information (Details) - Schedule of property and equipment [Line Items]
Property and equipment	20,871	23,437
Europe [Member]
Geographic Information (Details) - Schedule of property and equipment [Line Items]
Property and equipment	$ 14,300	$ 6,566